EXHIBIT G.1.a.vi.

This amendment is being filed to reflect changes to the information originally reported under Item C.6.b.i and C.6.b.ii – Securities Lending for the the Delaware Ivy Accumulative Fund.

No other modifications were made to the filing as initially submitted on September 12, 2022 (Accession No. 0001752724-22-202788).